Receipts in Advance and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Contract with Customer, Liability [Abstract]
Receipts in Advance and Deferred Revenue

	As of December 31, (in thousands)
	2017	2018
Receipts in advance	$18,498	$19,013
Deferred revenue	24,419	26,330

Total	$42,917	$45,343